Contributed Equity	6 Months Ended
Dec. 31, 2021
Contributed Equity [Abstract]
Contributed Equity
Note 13. Contributed Equity

	For the six months ended December 31, 2021	For the year ended June 30, 2021
	US$	US$
(a) Ordinary shares
Issued and fully paid at December 31/June 30	234,639,230	234,147,526
Movement in ordinary shares:
Opening balance at July 1, 2021/July 1, 2020	234,147,526	113,852,364
Issue of shares on exercise of options granted under the LTIP	491,704	3,271,542
Issue of shares on exercise of pre-funded warrants net of issuance cost $1,099,412	—	11,546,029
Issue of shares in a US initial public offering and NASDAQ listing	—	105,477,591

	234,639,230	234,147,526

Ordinary shares on issue:	No:	No:
Opening balance at July 1, 2021/July 1, 2020	351,003,541	269,157,769
Issue of shares on exercise of options granted under the LTIP	935,739	5,845,804
Issue of shares on exercise of pre-funded warrants	—	7,493,568
Issue of shares on NASDAQ listing	—	68,506,400

	351,939,280	351,003,541

Issued capital of ordinary shares at December 31, 2021 amounted to $234,639,230 (351,939,280 Fully paid ordinary shares) net of share issue costs and tax.

	For the six months ended December 31, 2021	For the year ended June 30, 2021
	US$	US$
(b) Pre-funded warrants
Movement in pre-funded warrants:
Opening balance at July 1, 2021/July 1, 2020	—	—
Issue of pre-funded warrants in a US initial public offering	—	12,645,441
Cost of issue of pre-funded warrants	—	(1,099,412)
Issue of shares on exercise of pre-funded warrants	—	(11,546,029)

	—	—

Pre-funded warrants on issue:	No:	No:
Opening balance at July 1, 2021/July 1, 2020	—	—
Issue of pre-funded warrants in a US Initial public offering	—	7,493,600
Exercise of pre-funded warrants	—	(7,493,568)
Forfeiture on exercise	—	(32)

	—	—

In O
ctober 2020, the Company
 issued 7,493,600
pre-funded
warrants for US$11,546,029 net of issue costs in respect of the US initial public offering. The pre-funded warrants were unquoted, having no voting or dividend rights and are exercisable to ADS’s at an exercise price of US$0.00001 per pre-funded warrant on a one for one basis with no expiry date. During the year ended June 30, 2021, all pre-funded warrants were exercised converting to ADSs.